Premises and equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Premises and Equipment

Note 13 - Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2018	2017
Premises and equipment:
Land		$120,519	$120,519
Buildings	10-50	515,985	498,208
Equipment	2-10	336,722	319,394
Leasehold improvements	3-10	84,244	78,242
		936,951	895,844
Less - Accumulated depreciation and amortization		533,930	512,094
Subtotal		403,021	383,750
Construction in progress		32,334	30,777
Premises and equipment, net		$555,874	$535,046
Other premises and equipment:
Buildings under capital leases	7-20	$28,264	$24,903
Less - Accumulated amortization		14,330	12,807
Other premises and equipment, net		$13,934	$12,096
Total premises and equipment, net		$569,808	$547,142

Depreciation and amortization of premises and equipment for the year 2018 was $52.5 million (2017 -$47.1 million; 2016 - $45.7 million), of which $24.3 million (2017 - $22.4 million; 2016 - $21.4 million) was charged to occupancy expense and $28.2 million (2017 - $24.7 million; 2016 - $24.3 million) was charged to equipment, communications and other operating expenses. Occupancy expense of premises and equipment is net of rental income of $28.2 million (2017 - $26.6 million; 2016 - $27.8 million). For information related to the amortization expense of capital leases, refer to Note 34, Rental expense and commitments.